Subsequent Event (Tables)	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Schedule loss on lease termination

Right-of-Use Asset	$28,228
Cash paid to terminate lease	20,000
Lease liability	(33,210)
Loss on lease termination	$15,018